ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Of Assets Pledged As Security [Abstract]
ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS	34. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL
ACCEPTED AS SECURITY FOR ASSETS
The following transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.
a) Assets charged as security for liabilities
The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2025	2024
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,440	1,580
Loans and advances to banks	238	139
Loans and advances to customers - securitisations and covered bonds (See Note 14)	36,466	32,721
Loans and advances to customers - other	6,512	14,846
Other financial assets at amortised cost	1,282	1,529
Financial assets at fair value through other comprehensive income	2,900	4,504
Total on-balance sheet	48,838	55,319
Total off-balance sheet	9,653	9,564
Santander UK provides assets as collateral in the following areas of the business.
Sale and repurchase agreements
Santander UK also enters into sale and repurchase agreements and similar transactions of debt securities. Upon entering into such transactions, Santander UK provides collateral in excess of the borrowed amount. The carrying amount of assets that were so provided at 31 December 2025 was £15,243m (2024:
£16,987m), of which £2,474m (2024: £2,472m) was classified in ‘Loans and advances to customers – securitisations and covered bonds’ in the table above.
Securitisations and covered bonds
As described in Note 14, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds through or involving structured entities. At 31
December 2025, there were £37,123m (2024: £33,905m) of gross assets in these secured programmes and £657m (2024: £1,184m) of these related to internally retained issuances that were available for use as collateral for liquidity purposes in the future.
At 31 December 2025, £2,975m (2024: £3,003m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral via third party bilateral secured funding transactions, which totalled £1,500m at 31 December 2025 (2024: £1,500m), or for use
as collateral for liquidity purposes in the future.
Stock borrowing and lending agreements
Asset balances under stock borrowing and lending agreements represent stock lent by Santander UK. These balances amounted to £7,133m at 31 December
2025 (2024: £15,860m) and are offset by contractual commitments to return stock borrowed or cash received.
Derivatives and other business
In addition to the arrangements described above, collateral is also provided in the normal course of derivative business to counterparties. At 31 December 2025,
£2,122m (2024: £1,787m) of such collateral in the form of cash had been provided by Santander UK and is included in the table above.
b) Collateral accepted as security for assets
The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2025	2024
	£m	£m
On-balance sheet:
Deposits by banks	442	682
Deposits by customers	117	—
Total on-balance sheet	559	682
Total off-balance sheet	17,708	14,392
Purchase and resale agreements
Santander UK also enters into purchase and resale agreements and similar transactions of debt securities. Upon entering into such transactions, Santander UK receives collateral in excess of the loan amount. The level of collateral held is monitored daily and if required, further calls are made to ensure the market values of collateral remains at least equal to the loan balance. The subsidiaries are permitted to sell or repledge the collateral held in the absence of default. At 31
December 2025, the fair value of such collateral received was £16,410m (2024: £13,221m). Of the collateral received, almost all was sold or repledged. The subsidiaries have an obligation to return collateral that they have sold or pledged.
Stock borrowing and lending agreements
Obligations representing contractual commitments to return stock borrowed by the Santander UK group amounted to £1,298m at 31 December 2025 (2024:
£1,171m) and are offset by a contractual right to receive stock lent.
Derivatives business
In addition to the arrangements described, collateral is also received from counterparties in the normal course of derivative business. At 31 December 2025,
£559m (2024: £682m) of such collateral in the form of cash had been received by Santander UK and is included in the table.
Lending activities
In addition to the collateral held as security for assets, the Santander UK group may obtain a charge over a customer’s property in connection with its lending activities. Details of these arrangements are set out in the ‘Credit risk’ section of the Risk review.